Shareholder Report, Holdings (Details)	Dec. 31, 2025
T-REX 2X Long BULL Daily Target ETF [Member] | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	200.00%
T-REX 2X Long BULL Daily Target ETF [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	220.25%
T-REX 2X Long BULL Daily Target ETF [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.17%)
T-REX 2X Long BULL Daily Target ETF [Member] | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	(120.08%)
T-REX 2X Long CRWV Daily Target ETF [Member] | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	200.00%
T-REX 2X Long CRWV Daily Target ETF [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	114.18%
T-REX 2X Long CRWV Daily Target ETF [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.14%)
T-REX 2X Long CRWV Daily Target ETF [Member] | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.04%)
T-REX 2X Long DKNG Daily Target ETF [Member] | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	200.00%
T-REX 2X Long DKNG Daily Target ETF [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.69%
T-REX 2X Long DKNG Daily Target ETF [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.12%)
T-REX 2X Long DKNG Daily Target ETF [Member] | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.57%)
T-REX 2X Long SMR Daily Target ETF [Member] | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	200.00%
T-REX 2X Long SMR Daily Target ETF [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.83%
T-REX 2X Long SMR Daily Target ETF [Member] | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.50%)
T-REX 2X Long SMR Daily Target ETF [Member] | Other Assets Net of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.67%